401(K) Savings Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
401(k) Saving Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions made by the company	$ 246	$ 245	$ 47